Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Unrealized loss on securities AFS	$ 13,105	$ 13,587
Allowance for credit losses	12,470	11,478
Unrealized loss on securities HTM transferred from AFS	3,396	4,095
Incentive compensation	2,052	1,174
Property and equipment	1,545	1,387
Lease liabilities	1,331	1,074
Reserve for unfunded lending commitments	1,078	1,156
Share-based compensation	861	824
Securities premium amortization	831	814
Deferred compensation	621	551
Unrealized loss on derivative financial instruments	551	0
Loss reimbursement on sold loans reserve	260	259
Other than temporary impairment charge on securities available for sale	146	146
Non accrual loan interest income	128	121
Gross deferred tax assets	38,375	36,666
Deferred tax liabilities
Capitalized mortgage loan servicing rights	9,827	8,871
Deferred loan fees	2,245	2,271
Lease right of use asset	1,254	1,031
Purchase premiums, net	517	602
Unrealized gain on derivative financial instruments	0	47
Other	69	46
Gross deferred tax liabilities	13,912	12,868
Deferred tax assets, net	$ 24,463	$ 23,798